Performance Management	Aug. 28, 2026
Grandeur Peak Emerging Markets Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the performance of the Fund’s Institutional Shares for each of the last 10 calendar years. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and a supplemental index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter – June 30, 2020	29.37%
Worst Quarter – March 31, 2020	-23.00%
As of June 30, 2026, the year-to-date return on the Fund’s Institutional Class shares was 19.70%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	19.70%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance [Table]
	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	9.08%	-1.64%	4.99%
Return After Taxes on Distributions	5.18%	-2.94%	4.23%
Return After Taxes on Distributions and Sale of Fund Shares	10.66%	-0.73%	4.27%
Investor Class
Return Before Taxes	8.88%	-1.87%	4.74%
Indexes (reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)*
MSCI EM SMID Cap Index (Net)**	24.86%	7.30%	7.91%
MSCI EM IMI Index (Net)**	31.38%	4.66%	8.37%

*	The MSCI EM IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI EM SMID Cap Index better represents the Fund’s investment strategy.
**	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes	[1]
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Performance Availability Website Address [Text]	www.grandeurpeakglobal.com
Performance Availability Phone [Text]	855-377-PEAK(7325)
Grandeur Peak Global Contrarian Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023, is that of the Predecessor Fund.

The bar chart below depicts the change in the Predecessor Fund’s performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and a supplemental index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter – December 31, 2020	26.01%
Worst Quarter – March 31, 2020	-29.19%
As of June 30, 2026, the year-to-date return of the Fund’s Institutional Class shares was 7.87%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.87%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	26.01%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance [Table]
	1 Year	5 Years	Since Inception (September 17, 2019)
Institutional Class
Return Before Taxes	20.03%	11.38%	14.54%
Return After Taxes on Distributions	15.12%	9.34%	12.75%
Return After Taxes on Distributions and Sale of Fund Shares	13.60%	8.45%	11.30%
Indexes (reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)*
MSCI ACWI Small Cap Index (Net)**	19.72%	7.29%	9.66%
MSCI ACWI IMI Index (Net)**	22.05%	10.75%	12.44%

*	The MSCI ACWI IMI Index is considered the primary index to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI Small Cap Index better represents the Fund’s investment strategy.
**	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes	[2]
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Performance Availability Website Address [Text]	www.grandeurpeakglobal.com
Performance Availability Phone [Text]	855-377-PEAK(7325
Grandeur Peak Global Explorer Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023, is that of the Predecessor Fund.

The bar chart below depicts the change in the Predecessor Fund’s performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and a supplemental index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter – June 30, 2025	14.25%
Worst Quarter – June 30, 2022	-19.50%
As of June 30, 2026, the year-to-date return of the Fund’s Institutional Class shares was 18.31%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	18.31%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.25%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.50%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance [Table]
	1 Year	Since Inception (December 16, 2021)
Institutional Class*
Return Before Taxes	10.66%	-2.60%
Return After Taxes on Distributions	10.63%	-2.69%
Return After Taxes on Distributions and Sale of Fund Shares	6.63%	-1.91%
Indexes (reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)**
MSCI ACWI Mid Cap Index (Net)***	18.92%	5.72%
MSCI ACWI Small-Cap Index (Net)***	19.72%	6.06%
MSCI ACWI IMI Index (Net)***	22.05%	9.43%

*	As of September 1, 2025, the Fund invests primarily in equity securities of companies with market capitalization of more than $1.5 billion at the time of purchase. Prior to September 1, 2025, the Fund invested primarily in equity securities of companies with market capitalization of less than $5 billion at the time of purchase.
**	The MSCI ACWI IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI Small Cap Index better represents the Fund’s investment strategy.
***	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes	[3]
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Performance Availability Website Address [Text]	www.grandeurpeakglobal.com
Performance Availability Phone [Text]	855-377-PEAK(7325)
Grandeur Peak Global Micro Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the Predecessor Fund’s performance for each of the last 10 years. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and two supplemental indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter – June 30, 2020	37.61%
Worst Quarter – March 31, 2020	-25.08%
As of June 30, 2026, the year-to-date return of the Fund’s Institutional Class shares was 0.58%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	0.58%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	37.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance [Table]
	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	13.24%	1.03%	8.98%
Return After Taxes on Distributions	12.34%	0.23%	7.92%
Return After Taxes on Distributions and Sale of Fund Shares	8.44%	0.88%	7.24%
Indexes (reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)*
MSCI World Micro Cap Index (Net)**	30.79%	5.84%	8.73%
MSCI ACWI Small-Cap Index (Net)**	19.72%	7.29%	9.32%
MSCI ACWI IMI Index (Net)**	22.05%	10.75%	11.45%

*	The MSCI ACWI IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI World Micro Cap Index better represents the Fund’s investment strategy.
**	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes	[4]
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Performance Availability Website Address [Text]	www.grandeurpeakglobal.com
Performance Availability Phone [Text]	855-377-PEAK(7325
Grandeur Peak Global Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the performance of the Predecessor Fund’s Institutional Class shares for each of the last 10 calendar years. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and a supplemental index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter – June 30, 2020	37.50%
Worst Quarter – March 31, 2020	-24.12%
As of June 30, 2026, the year-to-date return of the Fund’s Institutional Class shares was 11.65%
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	11.65%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	37.50%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance [Table]
	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	8.95%	-1.49%	7.51%
Return After Taxes on Distributions	7.77%	-2.65%	6.15%
Return After Taxes on Distributions and Sale of Fund Shares	6.33%	-0.92%	6.07%
Investor Class
Return Before Taxes	8.57%	-1.72%	7.23%
Indexes (reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)*
MSCI ACWI Small Cap Index (Net)**	19.72%	7.29%	9.32%
MSCI ACWI IMI Index (Net)**	22.05%	10.75%	11.45%

*	The MSCI ACWI IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI Small Cap Index better represents the Fund’s investment strategy.
**	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes	[5]
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Performance Availability Website Address [Text]	www.grandeurpeakglobal.com
Performance Availability Phone [Text]	855-377-PEAK(7325)
Grandeur Peak Global Reach Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the performance of the Predecessor Fund’s Institutional Class shares for each of the last 10 years. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and a supplemental index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter – June 30, 2020	34.12%
Worst Quarter – March 31, 2020	-23.63%
As of June 30, 2026, the year-to-date return of the Fund’s Institutional Class shares was 7.66%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.66%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	34.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance [Table]
	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	9.10%	-0.34%	7.93%
Return After Taxes on Distributions	4.83%	-2.03%	6.44%
Return After Taxes on Distributions and Sale of Fund Shares	8.47%	-0.14%	6.41%
Investor Class
Return Before Taxes	8.80%	-0.58%	7.67%
Indexes (reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)*
MSCI ACWI Small Cap Index (Net)**	19.72%	7.29%	9.32%
MSCI ACWI IMI Index (Net)**	22.05%	10.75%	11.45%

*	The MSCI ACWI IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI Small Cap Index better represents the Fund’s investment strategy.
**	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted	[6]
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Performance Availability Website Address [Text]	www.grandeurpeakglobal.com
Performance Availability Phone [Text]	855-377-PEAK(7325)
Grandeur Peak Global Stalwarts Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the performance of the Predecessor Fund’s Institutional Class shares for each of the last 10 calendar years. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and two supplemental indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter – June 30, 2020	37.85%
Worst Quarter – June 30, 2022	-23.33%
As of June 30, 2026, the year-to-date return of the Fund’s Institutional Class shares was 13.13%
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	13.13%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	37.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.33%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance [Table]
	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	2.89%	-3.26%	6.73%
Return After Taxes on Distributions	2.95%	-3.73%	6.22%
Return After Taxes on Distributions and Sale of Fund Shares	1.83%	-2.31%	5.50%
Investor Class
Return Before Taxes	2.60%	-3.50%	6.46%
Indexes (reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)*
MSCI ACWI Mid Cap Index (Net)**	18.92%	7.26%	9.08%
MSCI ACWI Small Cap Index (Net)**	19.72%	7.29%	9.32%
MSCI ACWI IMI Index (Net)**	22.05%	10.75%	11.45%

*	The MSCI ACWI IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI Mid Cap Index better represents the Fund’s investment strategy.
**	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted	[7]
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Performance Availability Website Address [Text]	www.grandeurpeakglobal.com
Performance Availability Phone [Text]	855-377-PEAK(7325)
Grandeur Peak International Contrarian Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

Because the Fund is not yet operational, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Updated performance will be available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK (7325).

Performance One Year or Less [Text]	Because the Fund is not yet operational, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Website Address [Text]	www.grandeurpeakglobal.com
Performance Availability Phone [Text]	855-377-PEAK (7325)
Grandeur Peak International Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the performance of the Predecessor Fund’s Institutional Class shares for each of the last 10 calendar years. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and a supplemental index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter – June 30, 2020	36.23%
Worst Quarter – March 31, 2020	-25.35%
As of June 30, 2026, the year-to-date return of the Fund’s Institutional Class shares was 8.43%
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	8.43%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	36.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance [Table]
	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	11.93%	-2.89%	5.48%
Return After Taxes on Distributions	10.76%	-3.81%	4.36%
Return After Taxes on Distributions and Sale of Fund Shares	7.56%	-2.06%	4.33%
Investor Class
Return Before Taxes	11.76%	-3.13%	5.25%
Indexes (reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)*
MSCI ACWI ex USA Small Cap Index (Net)**	29.26%	6.91%	8.13%
MSCI ACWI ex USA IMI Index (Net)**	31.96%	7.77%	8.37%

*	The MSCI ACWI ex USA IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI ex USA Small Cap Index better represents the Fund’s investment strategy.
**	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted	[8]
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Performance Availability Website Address [Text]	www.grandeurpeakglobal.com
Performance Availability Phone [Text]	855-377-PEAK(7325)
Grandeur Peak International Stalwarts Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart depicts the change in the performance of the Predecessor Fund’s Institutional Class shares for each of the last 10 calendar years. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and two supplemental indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter – June 30, 2020	36.28%
Worst Quarter – June 30, 2022	-23.02%
As of June 30, 2026, the year-to-date return on the Fund’s Institutional Class shares was 17.49%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	17.49%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	36.28%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance [Table]
	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	10.12%	-2.30%	6.82%
Return After Taxes on Distributions	10.03%	-2.72%	6.46%
Return After Taxes on Distributions and Sale of Fund Shares	6.25%	-1.56%	5.60%
Investor Class
Return Before Taxes	9.81%	-2.55%	6.55%
Indexes (reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)*
MSCI ACWI ex USA Mid Cap Index (Net)**	31.92%	6.70%	7.66%
MSCI ACWI ex USA Small Cap Index (Net)**	29.26%	6.91%	8.13%
MSCI ACWI ex USA IMI Index (Net)**	31.96%	7.77%	8.37%

*	The MSCI ACWI ex USA IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI ex USA Mid Cap Index better represents the Fund’s investment strategy.
**	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted	[9]
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Performance Availability Website Address [Text]	www.grandeurpeakglobal.com
Performance Availability Phone [Text]	855-377-PEAK(7325)
Grandeur Peak US Stalwarts Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023, is that of the Predecessor Fund.

The bar chart below depicts the change in the Predecessor Fund’s performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and two supplemental indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter – December 31, 2023	18.75%
Worst Quarter – June 30, 2022	-20.83%
As of June 30, 2026, the year-to-date return of the Fund’s Institutional Class shares was 14.64%
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	14.64%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.75%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.83%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance [Table]
	1 Year	5 Years	Since Inception (March 19, 2020)
Institutional Class
Return Before Taxes	1.09%	0.47%	13.65%
Return After Taxes on Distributions	1.09%	0.37%	13.51%
Return After Taxes on Distributions and Sale of Fund Shares	0.64%	0.35%	11.05%
Indexes (reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)*
MSCI USA Mid Cap Index (Net)**	8.36%	7.75%	17.85%
MSCI USA Small-Cap Index (Net)**	11.63%	7.59%	18.89%
MSCI USA IMI Index (Net)**	16.81%	12.82%	20.94%

*	The MSCI USA IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI USA Mid-Cap Index better represents the Fund’s investment strategy.
**	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted	[10]
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Performance Availability Website Address [Text]	www.grandeurpeakglobal.com
Performance Availability Phone [Text]	855-377-PEAK(7325)

[1]	The MSCI EM IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI EM SMID Cap Index better represents the Fund’s investment strategy.
[2]	The MSCI ACWI IMI Index is considered the primary index to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI Small Cap Index better represents the Fund’s investment strategy.
[3]	The MSCI ACWI IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI Small Cap Index better represents the Fund’s investment strategy.
[4]	The MSCI ACWI IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI World Micro Cap Index better represents the Fund’s investment strategy.
[5]	The MSCI ACWI IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI Small Cap Index better represents the Fund’s investment strategy.
[6]	The MSCI ACWI IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI Small Cap Index better represents the Fund’s investment strategy.
[7]	The MSCI ACWI IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI Mid Cap Index better represents the Fund’s investment strategy.
[8]	The MSCI ACWI ex USA IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI ex USA Small Cap Index better represents the Fund’s investment strategy.
[9]	The MSCI ACWI ex USA IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI ACWI ex USA Mid Cap Index better represents the Fund’s investment strategy.
[10]	The MSCI USA IMI Index is considered the primary benchmark to comply with regulations requiring comparison of the Fund to a broad-based securities market index. The Adviser believes the MSCI USA Mid-Cap Index better represents the Fund’s investment strategy.